UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3999

John Hancock Investment Trust II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2014

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock
Regional Bank Fund

Semiannual report 4/30/14

John Hancock INVESTMENTS

A look at performance

Total returns for the period ended April 30, 2014

	Average annual total returns (%)			Cumulative total returns (%)
	with maximum sales charge			with maximum sales charge

	1-year	5-year	10-year	6-months	1-year	5-year	10-year

Class A	19.00	15.69	3.79	0.65	19.00	107.21	45.08

Class B	19.34	15.83	3.73	0.63	19.34	108.51	44.28

Class C	23.38	16.07	3.60	4.63	23.38	110.62	42.37

Index 1†	26.04	17.65	–1.61	8.60	26.04	125.44	–14.97

Index 2†	20.44	19.14	7.67	8.36	20.44	140.02	109.32

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. For all classes, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C
Net/Gross (%)	1.32	2.02	2.02

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index 1 is the S&P Composite 1500 Banks Index; Index 2 is the S&P 500 Index.

See the following page for footnotes.

6	Regional Bank Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index 1	Index 2

Class B1	4-30-04	$14,428	$14,428	$8,503	$20,932

Class C1	4-30-04	14,237	14,237	8,503	20,932

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with a maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04.

S&P Composite 1500 Banks Index — is an unmanaged index of banking sector stocks in the S&P 1500 Index.

S&P 500 Index — is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 The contingent deferred sales charge is not applicable.

Semiannual report | Regional Bank Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

■ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2013, with the same investment held until April 30, 2014.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 11-1-2013	on 4-30-2014	ended 4-30-2014[1]	expense ratio

Class A	$1,000.00	$1,059.60	$6.54	1.28%

Class B	1,000.00	1,055.70	10.04	1.97%

Class C	1,000.00	1,056.20	10.09	1.98%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Regional Bank Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2013, with the same investment held until April 30, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 11-1-2013	on 4-30-2014	ended 4-30-2014[1]	expense ratio

Class A	$1,000.00	$1,018.40	$6.41	1.28%

Class B	1,000.00	1,015.00	9.84	1.97%

Class C	1,000.00	1,015.00	9.89	1.98%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Regional Bank Fund	9

Portfolio summary

Top 10 Holdings (31.9% of Net Assets on 4-30-14)[1,2]

Wells Fargo & Company	3.5%	JPMorgan Chase & Company	3.3%

The PNC Financial Services Group, Inc.	3.4%	Fifth Third Bancorp	3.2%

BB&T Corp.	3.4%	SunTrust Banks, Inc.	3.1%

U.S. Bancorp	3.3%	Cullen/Frost Bankers, Inc.	2.7%

M&T Bank Corp.	3.3%	Bank of America Corp.	2.7%

Sector Composition[1,3]

Banks	91.3%	Diversified Financial Services	0.2%

Thrifts & Mortgage Finance	6.8%	Other	1.7%

1 As a percentage of net assets on 4-30-14.

2 Cash and cash equivalents not included.

3 A portfolio concentrated in one sector or that holds a limited number of securities may fluctuate more than a diversified portfolio. The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Hedging and other strategic transactions may increase volatility and result in losses if not successful. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund’s prospectus for additional risks.

10	Regional Bank Fund | Semiannual report

Fund’s investments

As of 4-30-14 (unaudited)

	Shares	Value
Common Stocks 95.5%		$740,408,041

(Cost $382,215,244)

Financials 95.5%		740,408,041

Banks 89.0%

1st Source Corp.	123,427	3,639,860

1st United Bancorp, Inc.	748,779	5,481,062

Access National Corp.	68,218	1,006,216

American Business Bank (I)	41,607	1,208,267

Ameris Bancorp (I)	456,946	9,719,241

Anchor Bancorp Wisconsin, Inc. (I)(R)	230,700	4,002,660

Anchor Bancorp, Inc. (I)(V)	161,584	2,953,756

Bank of America Corp.	1,384,523	20,961,678

Bank of Marin Bancorp, Class A	23,217	1,054,284

Bar Harbor Bankshares	95,308	3,581,675

BB&T Corp.	701,014	26,168,853

Bond Street Holdings, Inc., Class A (I)(S)	520,587	8,846,174

Bond Street Holdings, Inc., Class B (I)(S)	12,609	214,261

Bryn Mawr Bank Corp.	383,894	10,472,628

BSB Bancorp, Inc. (I)	234,047	4,084,120

Centerstate Banks, Inc.	488,186	5,355,400

Chemical Financial Corp.	132,365	3,715,486

City Holding Company	65,330	2,808,537

CoBiz Financial, Inc.	96,113	964,975

Comerica, Inc.	165,668	7,991,824

Commerce Bancshares, Inc.	157,973	6,868,666

ConnectOne Bancorp, Inc. (I)	33,239	1,595,472

CU Bancorp (I)	166,115	3,014,987

Cullen/Frost Bankers, Inc.	274,364	20,964,153

East West Bancorp, Inc.	248,898	8,589,470

Eastern Virginia Bankshares, Inc. (I)	264,358	1,784,417

Evans Bancorp, Inc.	126,399	2,831,338

Fifth Third Bancorp	1,222,505	25,195,828

First Business Financial Services, Inc.	83,333	3,767,485

First Citizens BancShares, Inc., Class A	316	71,065

First Commonwealth Financial Corp.	239,085	2,053,740

First Community Corp.	228,772	2,555,383

First Connecticut Bancorp, Inc.	74,929	1,187,625

First Financial Bancorp	188,393	3,050,083

First Financial Holdings, Inc.	150,691	8,660,212

See notes to financial statements	Semiannual report | Regional Bank Fund	11

	Shares	Value
Banks (continued)

First Horizon National Corp.	324,384	$3,727,172

First Merchants Corp.	298,324	6,330,435

First Security Group, Inc. (I)	1,767,811	3,358,841

First Southern Bancorp, Inc., Class B (I)	140,985	847,320

Firstbank Corp.	1,724	30,394

FirstMerit Corp.	279,801	5,425,341

Flushing Financial Corp.	235,254	4,521,582

FNB Corp.	1,289,898	16,046,331

Glacier Bancorp, Inc.	491,445	12,610,479

Guaranty Bancorp	38,435	483,897

Hancock Holding Company	464,181	15,656,825

Heritage Commerce Corp.	712,266	5,783,600

Heritage Financial Corp.	141,015	2,278,802

Heritage Oaks Bancorp (I)	1,064,426	7,887,397

Home Federal Bancorp, Inc.	220,191	3,313,875

Independent Bank Corp.	175,548	2,285,635

Independent Bank Corp.	482,214	17,899,784

John Marshall Bank (I)	43,062	783,298

JPMorgan Chase & Company	452,681	25,341,082

KeyCorp	642,328	8,761,354

M&T Bank Corp.	207,703	25,341,843

MB Financial, Inc.	533,194	14,310,927

Monarch Financial Holdings, Inc.	223,406	2,540,126

MutualFirst Financial, Inc.	5,800	109,040

NewBridge Bancorp (I)	350,132	2,692,515

Northrim BanCorp, Inc.	52,551	1,260,698

Old Second Bancorp, Inc. (I)	307,637	1,464,352

Pacific Continental Corp.	318,618	4,199,385

Park Sterling Corp.	1,286,421	8,400,329

Peoples Bancorp, Inc.	147,485	3,844,934

Prosperity Bancshares, Inc.	163,828	9,665,852

Regions Financial Corp.	976,354	9,900,230

Sandy Spring Bancorp, Inc.	133,817	3,218,299

Sierra Bancorp	260,000	4,058,600

Simmons First National Corp., Class A	15,248	551,368

Southern First Bancshares, Inc. (I)	96,428	1,317,206

Southwest Bancorp, Inc.	257,823	4,305,644

Square 1 Financial, Inc. (I)	73,556	1,386,531

State Bank Financial Corp.	226,420	3,754,044

Suffolk Bancorp (I)	220,756	4,841,179

Sun Bancorp, Inc. (I)	1,010,383	3,839,455

SunTrust Banks, Inc.	620,932	23,756,858

SVB Financial Group (I)	157,209	16,772,628

Talmer Bancorp, Inc. (I)	1,431,920	18,094,281

The Community Financial Corp.	76,852	1,641,559

The PNC Financial Services Group, Inc.	313,612	26,355,952

Trico Bancshares	377,716	9,159,613

Trustmark Corp.	90,000	2,058,300

12	Regional Bank Fund | Semiannual report	See notes to financial statements

	Shares	Value
Banks (continued)

U.S. Bancorp	626,069	$25,531,094

Union Bankshares Corp.	326,026	8,343,005

United Bancorp, Inc. (I)	400,179	4,962,220

VantageSouth Bancshares, Inc. (I)	360,300	2,101,630

Virginia Heritage Bank (I)	56,123	1,243,124

Washington Banking Company	130,863	2,250,844

Washington Trust Bancorp, Inc.	224,305	7,671,231

Wells Fargo & Company	543,999	27,004,110

WesBanco, Inc.	299,228	9,048,655

Westbury Bancorp, Inc. (I)	131,497	1,869,887

Wilshire Bancorp, Inc.	842,801	8,428,010

Yadkin Financial Corp. (I)	320,235	6,132,500

Zions Bancorporation	577,575	16,703,469

Thrifts & Mortgage Finance 6.5%

Berkshire Hills Bancorp, Inc.	386,034	9,044,777

Cheviot Financial Corp.	191,734	2,080,314

First Defiance Financial Corp.	262,030	7,080,051

Heritage Financial Group, Inc.	221,086	4,255,906

HomeStreet, Inc.	224,021	4,068,221

Provident Financial Holdings, Inc.	115,649	1,627,181

Simplicity Bancorp, Inc.	200,414	3,475,179

Southern Missouri Bancorp, Inc.	93,660	3,306,198

United Community Financial Corp. (I)	1,058,239	3,523,936

United Financial Bancorp, Inc.	151,335	1,991,569

WSFS Financial Corp.	148,312	10,028,857

Preferred Securities 1.1%		$8,832,474

(Cost $6,225,930)

Financials 1.1%		8,832,474

Banks 0.8%

First Citizens Bancshares, Inc., Series A, 9.000%	24,962	5,613,704

First Southern Bancorp, Inc., 9.000%	241	586,783

Thrifts & Mortgage Finance 0.3%

Flagstar Bancorp, Inc., 9.000%	2,500	2,631,987

Warrants 1.7%		$13,054,947

(Cost $7,843,159)

Financials 1.7%		13,054,947

Banks 1.5%

Bank of Marin Bancorp (Expiration Date: 12-5-18, Strike Price: $27.23) (I)	97,940	1,837,944

Comerica, Inc. (Expiration Date: 11-14-18; Strike Price: $29.40) (I)	285,756	5,409,361

Horizon Bancorp (Expiration Date: 12-19-18, Strike Price: $17.68) (I)	300,229	3,652,310

TCF Financial Corp. (Expiration Date: 11-14-18, Strike Price: $16.93) (I)	116,620	335,866

The PNC Financial Services Group, Inc. (Expiration Date: 12-31-18; Strike
Price: $67.33) (I)	20,345	452,676

Valley National Bancorp (Expiration Date: 11-14-18, Strike Price: $16.92) (I)	63,055	25,853

See notes to financial statements	Semiannual report | Regional Bank Fund	13

	Shares	Value
Diversified Financial Services 0.2%

Citigroup, Inc. (Expiration Date: 1-4-19, Strike Price: $106.10) (I)	1,721,817	$1,067,527

Thrifts & Mortgage Finance 0.0%

Washington Federal, Inc. (Expiration Date: 11-14-18, Strike Price: $17.57) (I)	51,979	273,410

Total investments (Cost $396,284,333)† 98.3%		$762,295,462

Other assets and liabilities, net 1.7%		$13,002,876

Total net assets 100.0%		$775,298,338

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

(I) Non-income producing security.

(R) Direct placement securities are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933.

Value as a
	Original		Beginning	Ending	percentage
	acquisition	Acquisition	share	share	of fund’s	Value as of
Issuer description	date	cost	amount	amount	net assets	4-30-14

Anchor Bancorp	9-20-13	$4,614,007	230,700	230,700	0.52%	$4,002,660
Wisconsin, Inc.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(V) The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to the financial statements.

† At 4-30-14, the aggregate cost of investment securities for federal income tax purposes was $398,323,976. Net unrealized appreciation aggregated $363,971,486 of which $368,198,144 related to appreciated investment securities and $4,226,658 related to depreciated investment securities.

14	Regional Bank Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-14 (unaudited)

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $394,668,493)	$759,341,706
Investments in affiliated issuers, at value (Cost $1,615,840)	2,953,756

Total investments, at value (Cost $396,284,333)	762,295,462
Receivable for investments sold	17,169,124
Receivable for fund shares sold	876,834
Dividends receivable	383,014
Other receivables and prepaid expenses	47,837

Total assets	780,772,271

Liabilities

Due to custodian	337,309
Payable for investments purchased	63,073
Payable for fund shares repurchased	4,625,604
Payable to affiliates
Accounting and legal services fees	23,463
Transfer agent fees	92,249
Distribution and service fees	251,764
Trustees’ fees	1,626
Other liabilities and accrued expenses	78,845

Total liabilities	5,473,933

Net assets	$775,298,338

Net assets consist of

Paid-in capital	$391,974,509
Accumulated distributions in excess of net investment income	(110,940)
Accumulated net realized gain (loss) on investments	17,423,640
Net unrealized appreciation (depreciation) on investments	366,011,129

Net assets	$775,298,338

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($696,492,823 ÷ 38,227,568 shares)[1]	$18.22
Class B ($17,143,645 ÷ 981,094 shares)[1]	$17.47
Class C ($61,661,870 ÷ 3,523,383 shares)[1]	$17.50

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$19.18

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Regional Bank Fund	15

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 4-30-14 (unaudited)

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$6,761,260
Interest	4,133

Total investment income	6,765,393

Expenses

Investment management fees	3,118,654
Distribution and service fees	1,464,590
Accounting and legal services fees	79,858
Transfer agent fees	542,281
Trustees’ fees	11,779
State registration fees	26,947
Printing and postage	40,148
Professional fees	30,133
Custodian fees	43,922
Registration and filing fees	20,614
Other	9,535

Total expenses	5,388,461
Less expense reductions	(24,803)

Net expenses	5,363,658

Net investment income	1,401,735

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	19,465,010
19,465,010

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	20,833,981
Investments in affiliated issuers	201,980
21,035,961
Net realized and unrealized gain	40,500,971

Increase in net assets from operations	$41,902,706

16	Regional Bank Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Six months
	ended	Year
	4-30-14	ended
	(Unaudited)	10-31-13
Increase (decrease) in net assets

From operations
Net investment income	$1,401,735	$3,221,075
Net realized gain	19,465,010	55,087,331
Change in net unrealized appreciation (depreciation)	21,035,961	112,096,163

Increase in net assets resulting from operations	41,902,706	170,404,569

Distributions to shareholders
From net investment income
Class A	(1,477,003)	(3,238,543)
Class B	—	(12,205)
Class C	—	(20,822)
From net realized gain
Class A	(44,744,239)	(25,767,667)
Class B	(1,218,162)	(873,483)
Class C	(3,550,895)	(1,491,638)

Total distributions	(50,990,299)	(31,404,358)

From fund share transactions	82,315,173	(31,713,084)

Total increase	73,227,580	107,287,127

Net assets

Beginning of period	702,070,758	594,783,631

End of period	$775,298,338	$702,070,758

Accumulated distributions in excess of net investment income	($110,940)	($35,672)

See notes to financial statements	Semiannual report | Regional Bank Fund	17

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$18.36	$14.70	$12.56	$13.95	$13.05	$18.19
Net investment income[2]	0.04	0.09	0.07	0.06	0.04	0.19
Net realized and unrealized gain (loss)
on investments	1.04	4.37	2.92	(0.27)	0.91	(2.78)
Total from investment operations	1.08	4.46	2.99	(0.21)	0.95	(2.59)
Less distributions
From net investment income	(0.04)	(0.09)	(0.07)	(0.05)	(0.05)	(0.22)
From net realized gain	(1.18)	(0.71)	(0.78)	(1.13)	—	(2.33)
Total distributions	(1.22)	(0.80)	(0.85)	(1.18)	(0.05)	(2.55)
Net asset value, end of period	$18.22	$18.36	$14.70	$12.56	$13.95	$13.05
Total return (%)[3,4]	5.96[5]	31.99	25.62	(2.37)	7.26	(12.98)

Ratios and supplemental data

Net assets, end of period (in millions)	$696	$632	$547	$457	$559	$584
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.28[6]	1.33	1.38	1.36	1.38	1.55
Expenses net of fee waivers	1.28[6]	1.32	1.38	1.36	1.38	1.54
Net investment income	0.42[6]	0.57	0.52	0.40	0.30	1.56
Portfolio turnover (%)	7	12	11	16	24	37

1 Six months ended 4-30-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Annualized.

18	Regional Bank Fund | Semiannual report	See notes to financial statements

CLASS B SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$17.68	$14.21	$12.18	$13.62	$12.79	$17.89
Net investment income (loss)[2]	(0.02)	(0.02)	(0.03)	(0.04)	(0.06)	0.11
Net realized and unrealized gain (loss)
on investments	0.99	4.21	2.84	(0.26)	0.89	(2.75)
Total from investment operations	0.97	4.19	2.81	(0.30)	0.83	(2.64)
Less distributions
From net investment income	—	(0.01)	—[3]	(0.01)	—[3]	(0.13)
From net realized gain	(1.18)	(0.71)	(0.78)	(1.13)	—	(2.33)
Total distributions	(1.18)	(0.72)	(0.78)	(1.14)	—[3]	(2.46)
Net asset value, end of period	$17.47	$17.68	$14.21	$12.18	$13.62	$12.79
Total return (%)[4,5]	5.57[6]	31.05	24.85	(3.16)	6.52	(13.60)

Ratios and supplemental data

Net assets, end of period (in millions)	$17	$19	$18	$19	$27	$34
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.98[7]	2.03	2.08	2.06	2.09	2.26
Expenses net of fee waivers	1.97[7]	2.02	2.08	2.06	2.08	2.24
Net investment income (loss)	(0.27)[7]	(0.12)	(0.19)	(0.30)	(0.40)	0.90
Portfolio turnover (%)	7	12	11	16	24	37

1 Six months ended 4-30-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Annualized.

CLASS C SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$17.70	$14.23	$12.20	$13.63	$12.80	$17.90
Net investment income (loss)[2]	(0.03)	(0.02)	(0.03)	(0.04)	(0.06)	0.10
Net realized and unrealized gain (loss)
on investments	1.01	4.21	2.84	(0.25)	0.89	(2.74)
Total from investment operations	0.98	4.19	2.81	(0.29)	0.83	(2.64)
Less distributions
From net investment income	—	(0.01)	—[3]	(0.01)	—[3]	(0.13)
From net realized gain	(1.18)	(0.71)	(0.78)	(1.13)	—	(2.33)
Total distributions	(1.18)	(0.72)	(0.78)	(1.14)	—[3]	(2.46)
Net asset value, end of period	$17.50	$17.70	$14.23	$12.20	$13.63	$12.80
Total return (%)[4,5]	5.62[6]	31.00	24.81	(3.07)	6.51	(13.59)

Ratios and supplemental data

Net assets, end of period (in millions)	$62	$51	$30	$27	$32	$28
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.98[7]	2.02	2.08	2.06	2.08	2.25
Expenses net of fee waivers	1.98[7]	2.02	2.08	2.06	2.08	2.23
Net investment income (loss)	(0.29)[7]	(0.15)	(0.19)	(0.30)	(0.41)	0.86
Portfolio turnover (%)	7	12	11	16	24	37

1 Six months ended 4-30-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Annualized.

See notes to financial statements	Semiannual report | Regional Bank Fund	19

Notes to financial statements

(unaudited)

Note 1 — Organization

John Hancock Regional Bank Fund (the fund) is a series of John Hancock Investment Trust II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation. Moderate income is a secondary objective.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, printing and postage and state registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

20	Regional Bank Fund | Semiannual report

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of April 30, 2014, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 4-30-14	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Banks	$689,925,852	$656,666,846	$20,195,911	$13,063,095
Thrifts & Mortgage
Finance	50,482,189	50,482,189	—	—
Preferred Securities				—
Banks	6,200,487	5,613,704	586,783	—
Thrifts & Mortgage
Finance	2,631,987	—	2,631,987	—
Warrants				—
Banks	11,714,010	6,223,756	5,490,254	—
Diversified Financial
Services	1,067,527	1,067,527	—	—
Thrifts & Mortgage
Finance	273,410	273,410	—	—

Total Investments in
Securities	$762,295,462	$720,327,432	$28,904,935	$13,063,095

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

COMMERCIAL BANKS

Balance as of 10-31-13	$32,691,177
Realized gain (loss)	793,316
Change in unrealized appreciation (depreciation)	494,738
Purchases	—
Sales	(5,189,880)
Transfer into Level 3	—
Transfer out of Level 3	(15,726,256)

Balance as of 4-30-14	$13,063,095

Changes in unrealized at period end*	$964,734

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of operations.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below:

	FAIR VALUE	VALUATION	UNOBSERVABLE
	AT 4-30-14	TECHNIQUE	INPUTS	INPUT/RANGE

Common Stocks	$13,063,095	Market	Book value	1.10x – 1.11x
		Approach	multiple	(weighted average 1.10x)
			Discount for lack	10%
			of marketability

Semiannual report | Regional Bank Fund	21

Increases/decreases in book value multiple may result in increases/decreases in security valuation. Increases/decreases in discounts for lack of marketability may result in decreases/increases in security valuation.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended April 30, 2014 were $357. For the six months ended April 30, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly and capital gain distributions, if any, annually.

22	Regional Bank Fund | Semiannual report

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management contract with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.800% of the first $500,000,000 of the fund’s average daily net assets; (b) 0.750% of the next $500,000,000 of the fund’s average daily net assets; (c) 0.735% of the next $1,000,000,000 of the fund’s average daily net assets; and (d) 0.725% of the fund’s average daily net assets in excess of $2,000,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock funds complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the funds and with the approval of the Board of Trustees.

Effective March 1, 2014, the Advisor has contractually agreed to waive and/or reimburse all class specific expenses for Class B shares of the fund, including Rule 12b-1 fees and transfer agency fees and service fees, as applicable, to the extent they exceed 1.30% of average annual net assets (on an annualized basis) attributable to Class B shares (the Class Expense Waiver). The Class Expense

Semiannual report | Regional Bank Fund	23

Waiver expires on February 28, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

For the six months ended April 30, 2014, these expense reductions amounted to the following:

CLASS A	CLASS B	CLASS C	TOTAL

22,436	$573	$1,794	$24,803

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2014 were equivalent to a net annual effective rate of 0.77% of the fund’s average daily net assets

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2014 amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

CLASS	RULE 12b-1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $479,245 for the six months ended April 30, 2014. Of this amount, $76,595 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $395,810 was paid as sales commissions to broker-dealers and $6,840 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2014, CDSCs received by the Distributor amounted to $10, $10,471 and $6,180 for Class A, Class B, and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost)

24	Regional Bank Fund | Semiannual report

of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2014 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$1,083,565	$490,573	$24,370	$36,314
Class B	92,591	12,553	623	932
Class C	288,434	39,155	1,954	2,902
Total	$1,464,590	$542,281	$26,947	$40,148

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2014 and for the year ended October 31, 2013 were as follows:

	Six months ended 4-30-14		Year ended 10-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	7,038,911	$133,650,018	5,750,698	$97,101,336
Distributions reinvested	2,317,642	41,712,188	1,815,902	25,832,131
Repurchased	(5,568,949)	(103,009,731)	(10,301,132)	(163,739,531)

Net increase (decrease)	3,787,604	$72,352,475	(2,734,532)	($40,806,064)

Class B shares

Sold	11,720	$208,673	92,185	$1,391,796
Distributions reinvested	63,340	1,094,510	58,283	791,490
Repurchased	(141,846)	(2,526,472)	(383,078)	(5,930,576)

Net decrease	(66,786)	($1,223,289)	(232,610)	($3,747,290)

Class C shares

Sold	731,898	$13,128,291	1,059,740	$17,260,960
Distributions reinvested	149,103	2,579,487	75,140	1,021,905
Repurchased	(253,792)	(4,521,791)	(353,263)	(5,442,595)

Net increase	627,209	$11,185,987	781,617	$12,840,270

Total net increase (decrease)	4,348,027	$82,315,173	(2,185,525)	($31,713,084)

Semiannual report | Regional Bank Fund	25

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $80,757,691 and $56,498,212, respectively, for the six months ended April 30, 2014.

Note 7 — Industry or sector risk

The fund generally invests a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s net asset value more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates regulatory and market impacts.

Note 8 — Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the six months ended April 30, 2014, is set forth below:

	BEGINNING	ENDING
	SHARE	SHARE	REALIZED	DIVIDEND	ENDING
AFFILIATE	AMOUNT	AMOUNT	GAIN (LOSS)	INCOME	VALUE

Anchor Bancorp, Inc.
Purchased: none
Sold: none	161,584	161,584	—	—	$2,953,756

26	Regional Bank Fund | Semiannual report

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
Craig Bromley†	John Hancock Asset Management a division of
Peter S. Burgess*	Manulife Asset Management (US) LLC
William H. Cunningham
Grace K. Fey	Principal distributor
Theron S. Hoffman*	John Hancock Funds, LLC
Deborah C. Jackson
Hassell H. McClellan	Custodian
Gregory A. Russo	State Street Bank and Trust Company
Warren A. Thomson†
Transfer agent
Officers	John Hancock Signature Services, Inc.
Andrew G. Arnott
President	Legal counsel
John J. Danello#	K&L Gates LLP
Senior Vice President, Secretary
and Chief Legal Officer
Francis V. Knox, Jr.
Chief Compliance Officer
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 5-29-14

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Semiannual report | Regional Bank Fund	27

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Regional Bank Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	01SA 4/14
MF184480	6/14

John Hancock
Small Cap Equity Fund

Semiannual report 4/30/14

John Hancock
INVESTMENTS

A look at performance

Total returns for the period ended April 30, 2014

	Average annual total returns (%)			Cumulative total returns (%)
	with maximum sales charge			with maximum sales charge

	1-year	5-year	10-year	6-months	1-year	5-year	10-year

Class A	8.98	16.75	6.46	–12.83	8.98	116.88	87.02

Class B	8.93	16.93	6.41	–13.10	8.93	118.59	86.06

Class C	12.92	17.14	6.26	–9.47	12.92	120.55	83.55

Class I1	15.10	18.49	7.58	–8.10	15.10	133.61	107.70

Class R6[1,2]	15.19	18.63	7.62	–8.04	15.19	134.95	108.43

Index†	21.46	20.50	8.85	1.27	21.46	154.04	133.55

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and/or expense limitations are contractual at least until 2-28-15 for Class B and Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For all other classes, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R6
Net (%)	1.27	1.97	1.97	0.95	0.81
Gross (%)	1.27	1.97	1.97	0.95	0.84

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index is the Russell 2000 Growth Index.

See the following page for footnotes.

6	Small Cap Equity Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class B3	4-30-04	$18,606	$18,606	$23,355

Class C3	4-30-04	18,355	18,355	23,355

Class I1	4-30-04	20,770	20,770	23,355

Class R6[1]	4-30-04	20,843	20,843	23,355

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with a maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04.

Russell 2000 Growth Index is an unmanaged index of stocks in the Russell 2000 Index with high price-to-book ratios and higher forecasted growth expectations.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 For certain types of investors, as described in the fund’s prospectuses.

2 Class R6 shares were first offered on 9-1-11. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.

3 The contingent deferred sales charge is not applicable.

Semiannual report | Small Cap Equity Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

■ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2013, with the same investment held until April 30, 2014.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 11-1-2013	on 4-30-2014	ended 4-30-2014[1]	expense ratio

Class A	$1,000.00	$917.60	$5.80	1.22%

Class B	1,000.00	914.70	9.12	1.92%

Class C	1,000.00	914.50	9.11	1.92%

Class I	1,000.00	919.00	4.28	0.90%

Class R6	1,000.00	919.60	3.81	0.80%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Small Cap Equity Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2013, with the same investment held until April 30, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 11-1-2013	on 4-30-2014	ended 4-30-2014[1]	expense ratio

Class A	$1,000.00	$1,018.70	$6.11	1.22%

Class B	1,000.00	1,015.30	9.59	1.92%

Class C	1,000.00	1,015.30	9.59	1.92%

Class I	1,000.00	1,020.30	4.51	0.90%

Class R6	1,000.00	1,020.80	4.01	0.80%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Small Cap Equity Fund	9

Portfolio summary

Top 10 Holdings (33.2% of Net Assets on 4-30-14)[1,2]

Synchronoss Technologies, Inc.	4.4%	Guidewire Software, Inc.	3.0%

Align Technology, Inc.	4.0%	HomeAway, Inc.	3.0%

Bottomline Technologies, Inc.	3.4%	Ultimate Software Group, Inc.	3.0%

The Hain Celestial Group, Inc.	3.4%	athenahealth, Inc.	3.0%

The Advisory Board Company	3.3%	Concur Technologies, Inc.	2.7%

Sector Composition[1,3]

Information Technology	37.3%	Consumer Staples	7.2%

Health Care	18.7%	Energy	1.6%

Industrials	17.7%	Short-Term Investments & Other	3.0%

Consumer Discretionary	14.5%

1 As a percentage of net assets on 4-30-14.

2 Cash and cash equivalents not included.

3 The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Hedging and other strategic transactions may increase volatility and result in losses if not successful. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund’s prospectuses for additional risks.

10	Small Cap Equity Fund | Semiannual report

Fund’s investments

As of 4-30-14 (unaudited)

	Shares	Value

Common Stocks 97.0%		$414,145,511

(Cost $371,365,306)

Consumer Discretionary 14.5%		61,724,208

Auto Components 1.6%

Dorman Products, Inc. (I)	118,109	6,797,173

Household Durables 0.8%

iRobot Corp. (I)	108,589	3,637,732

Internet & Catalog Retail 3.0%

HomeAway, Inc. (I)	392,918	12,816,985

Media 1.1%

IMAX Corp. (I)	177,885	4,560,971

Specialty Retail 5.4%

Five Below, Inc. (I)	285,905	11,524,831

Restoration Hardware Holdings, Inc. (I)	182,837	11,407,200

Textiles, Apparel & Luxury Goods 2.6%

Wolverine World Wide, Inc.	390,723	10,979,316

Consumer Staples 7.2%		30,844,351

Food & Staples Retailing 3.9%

Pricesmart, Inc.	67,069	6,441,307

United Natural Foods, Inc. (I)	145,893	10,070,994

Food Products 3.3%

The Hain Celestial Group, Inc. (I)	166,613	14,332,050

Energy 1.6%		6,912,535

Energy Equipment & Services 0.8%

Geospace Technologies Corp. (I)	56,987	3,312,654

Oil, Gas & Consumable Fuels 0.8%

Americas Petrogas, Inc. (I)	2,855,167	3,599,881

Health Care 18.7%		79,968,597

Biotechnology 4.4%

Acceleron Pharma, Inc. (I)	66,651	2,289,462

Alnylam Pharmaceuticals, Inc. (I)	109,928	5,444,734

Cepheid, Inc. (I)	107,639	4,680,144

Isis Pharmaceuticals, Inc. (I)	63,235	1,682,683

NPS Pharmaceuticals, Inc. (I)	183,327	4,880,165

See notes to financial statements	Semiannual report | Small Cap Equity Fund	11

	Shares	Value
Health Care Equipment & Supplies 7.7%

Align Technology, Inc. (I)	338,954	$17,079,892

DexCom, Inc. (I)	270,271	8,767,591

GenMark Diagnostics, Inc. (I)	448,651	4,015,425

Vascular Solutions, Inc. (I)	148,046	3,243,688

Health Care Technology 5.3%

athenahealth, Inc. (I)	103,158	12,754,455

HealthStream, Inc. (I)	430,007	9,739,659

Pharmaceuticals 1.3%

Akorn, Inc. (I)	213,747	5,390,699

Industrials 17.7%		75,565,809

Aerospace & Defense 1.1%

The KEYW Holding Corp. (I)	377,129	4,846,108

Commercial Services & Supplies 2.0%

Clean Harbors, Inc. (I)	144,980	8,698,800

Electrical Equipment 2.1%

Acuity Brands, Inc.	51,189	6,376,614

SolarCity Corp. (I)(L)	46,469	2,474,474

Machinery 3.6%

Chart Industries, Inc. (I)	134,825	9,197,762

Westport Innovations, Inc. (I)(L)	124,948	1,639,318

Woodward, Inc.	101,610	4,555,176

Professional Services 4.7%

The Advisory Board Company (I)	242,800	13,902,728

WageWorks, Inc. (I)	145,312	6,156,869

Trading Companies & Distributors 4.2%

DXP Enterprises, Inc. (I)	88,817	10,054,973

Watsco, Inc.	74,463	7,662,987

Information Technology 37.3%		159,130,011

Communications Equipment 1.5%

KVH Industries, Inc. (I)	479,551	6,478,734

Electronic Equipment, Instruments & Components 0.5%

DTS, Inc. (I)	123,454	2,297,479

Internet Software & Services 7.7%

Autobytel, Inc. (I)	367,256	4,568,665

Cornerstone OnDemand, Inc. (I)	205,247	7,544,880

Demandware, Inc. (I)	126,052	6,255,961

Marketo, Inc. (I)	268,471	7,286,303

Pandora Media, Inc. (I)	159,933	3,745,631

Rocket Fuel, Inc. (I)(L)	113,406	3,636,930

IT Services 2.5%

WEX, Inc. (I)	108,760	10,437,697

Semiconductors & Semiconductor Equipment 0.6%

Rubicon Technology, Inc. (I)	227,240	2,301,941

12	Small Cap Equity Fund | Semiannual report	See notes to financial statements

		Shares	Value
Software 24.5%

Aspen Technology, Inc. (I)		146,969	$6,318,197

Bottomline Technologies, Inc. (I)		460,325	14,564,683

Concur Technologies, Inc. (I)		144,919	11,661,632

FleetMatics Group PLC (I)		201,965	6,065,009

Guidewire Software, Inc. (I)		341,568	12,897,608

SolarWinds, Inc. (I)		197,571	7,966,063

Synchronoss Technologies, Inc. (I)		610,586	18,586,238

Tableau Software, Inc., Class A (I)		76,750	4,241,973

Tangoe, Inc. (I)		389,207	5,853,673

The Rubicon Project, Inc. (I)		251,094	3,608,221

Ultimate Software Group, Inc. (I)		107,101	12,812,493

	Yield (%)	Shares	Value

Securities Lending Collateral 1.5%			$6,598,567

(Cost $6,598,162)

John Hancock Collateral Investment Trust (W)	0.1396 (Y)	659,389	6,598,567

		Par value	Value

Short-Term Investments 1.2%			$4,947,000

(Cost $4,947,000)

Repurchase Agreement 1.2%			4,947,000
Barclays Tri-Party Repurchase Agreement dated 4-30-14 at 0.040% to be repurchased at $4,947,006 on 5-1-14, collateralized by $5,058,300
U.S. Treasury Note, 2.125% due 1-31-21 (valued at $5,046,000,
including interest)		$4,947,000	4,947,000

Total investments (Cost $382,910,468)† 99.7%			$425,691,078

Other assets and liabilities, net 0.3%			$1,461,929

Total net assets 100.0%			$427,153,007

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

(I) Non-income producing security.

(L) A portion of this security is on loan as of 4-30-14.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 4-30-14.

† At 4-30-14, the aggregate cost of investment securities for federal income tax purposes was $383,268,697. Net unrealized appreciation aggregated $42,422,381, of which $73,764,772 related to appreciated investment securities and $31,342,391 related to depreciated investment securities.

See notes to financial statements	Semiannual report | Small Cap Equity Fund	13

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-14 (unaudited)

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $376,312,306) including
$6,600,250 of securities loaned	$419,092,511
Investments in affiliated issuers, at value (Cost $6,598,162)	6,598,567

Total investments, at value (Cost $382,910,468)	425,691,078
Cash	40,953
Receivable for investments sold	14,288,094
Receivable for fund shares sold	424,389
Dividends and interest receivable	30,103
Receivable for securities lending income	27,737
Other receivables and prepaid expenses	49,493

Total assets	440,551,847

Liabilities

Payable for investments purchased	5,492,400
Payable for fund shares repurchased	1,149,789
Payable upon return of securities loaned	6,600,250
Payable to affiliates
Accounting and legal services fees	12,346
Transfer agent fees	50,539
Distribution and service fees	24,377
Trustees’ fees	904
Other liabilities and accrued expenses	68,235

Total liabilities	13,398,840

Net assets	$427,153,007

Net assets consist of

Paid-in capital	$453,669,715
Accumulated net investment loss	(9,252,486)
Accumulated net realized gain (loss) on investments and foreign
currency transactions	(60,044,832)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	42,780,610

Net assets	$427,153,007

14	Small Cap Equity Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($371,145,305 ÷ 11,897,993 shares)[1]	$31.19
Class B ($16,321,093 ÷ 585,297 shares)[1]	$27.89
Class C ($28,148,992 ÷ 1,008,990 shares)[1]	$27.90
Class I ($9,436,136 ÷ 283,984 shares)	$33.23
Class R6 ($2,101,481 ÷ 63,102 shares)	$33.30

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$32.83

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Small Cap Equity Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-mnth period ended 4-30-14 (unaudited)

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Securities lending	$451,296
Dividends	322,538
Interest	2,071

Total investment income	775,905

Expenses

Investment management fees	1,702,399
Distribution and service fees	880,675
Accounting and legal services fees	51,072
Transfer agent fees	327,745
Trustees’ fees	7,543
State registration fees	37,734
Printing and postage	33,847
Professional fees	24,971
Custodian fees	34,048
Registration and filing fees	24,902
Other	9,281

Total expenses	3,134,217
Less expense reductions	(15,235)

Net expenses	3,118,982

Net investment loss	(2,343,077)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	38,591,125
Investments in affiliated issuers	(445)
Foreign currency transactions	(55,478)
38,535,202
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(73,955,103)
Investments in affiliated issuers	(1,008)
Translation of assets and liabilities in foreign currencies	4,622
(73,951,489)
Net realized and unrealized loss	(35,416,287)

Decrease in net assets from operations	($37,759,364)

16	Small Cap Equity Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Six months
	ended	Year
	4-30-14	ended
	(Unaudited)	10-31-13
Increase (decrease) in net assets

From operations
Net investment loss	($2,343,077)	($4,497,765)
Net realized gain	38,535,202	69,972,704
Change in net unrealized appreciation (depreciation)	(73,951,489)	71,446,341

Increase (decrease) in net assets resulting from operations	(37,759,364)	136,921,280

Distributions to shareholders
From net investment income
Class A	—	(323,120)
Class I	—	(46,067)
Class R6	—	(341)

Total distributions	—	(369,528)

From fund share transactions	(27,456,938)	(41,750,122)

Total increase (decrease)	(65,216,302)	94,801,630

Net assets

Beginning of period	492,369,309	397,567,679

End of period	$427,153,007	$492,369,309

Accumulated net investment loss	($9,252,486)	($6,909,409)

See notes to financial statements	Semiannual report | Small Cap Equity Fund	17

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$33.99	$24.76	$22.63	$21.41	$16.27	$12.58
Net investment loss[2]	(0.16)	(0.28)	(0.19)	(0.20)	(0.21)	(0.18)
Net realized and unrealized gain (loss)
on investments	(2.64)	9.53	2.76	1.57	5.35	3.87
Total from investment operations	(2.80)	9.25	2.57	1.37	5.14	3.69
Less distributions
From net investment income	—	(0.02)	(0.44)	(0.15)	—	—
Net asset value, end of period	$31.19	$33.99	$24.76	$22.63	$21.41	$16.27
Total return (%)[3,4]	(8.24)[5]	37.41	11.65	6.34[6]	31.59	29.33

Ratios and supplemental data

Net assets, end of period (in millions)	$371	$418	$336	$347	$361	$279
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.23[7]	1.27	1.32	1.28	1.47	1.77
Expenses including reductions	1.22[7]	1.26	1.32	1.28	1.47	1.71
Net investment loss	(0.90)[7]	(1.00)	(0.79)	(0.80)	(1.11)	(1.30)
Portfolio turnover (%)	43	81	73	110	79[9]	103

1 Six months ended 4-30-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 The fund’s total return includes a reimbursement from the advisor due to an investment violation, which impacted the net realized gain (loss) by $0.03 per share, otherwise the total return would have been lower.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
9 Excludes merger activity.

18	Small Cap Equity Fund | Semiannual report	See notes to financial statements

CLASS B SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$30.49	$22.34	$20.46	$19.38	$14.83	$11.55
Net investment loss[2]	(0.25)	(0.43)	(0.33)	(0.33)	(0.32)	(0.25)
Net realized and unrealized gain (loss)
on investments	(2.35)	8.58	2.51	1.42	4.87	3.53
Total from investment operations	(2.60)	8.15	2.18	1.09	4.55	3.28
Less distributions
From net investment income	—	—	(0.30)	(0.01)	—	—
Net asset value, end of period	$27.89	$30.49	$22.34	$20.46	$19.38	$14.83
Total return (%)[3,4]	(8.53)[5]	36.48	10.85	5.61[6]	30.68	28.40

Ratios and supplemental data

Net assets, end of period (in millions)	$16	$20	$20	$24	$30	$37
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.93[7]	1.97	2.02	1.98	2.20	2.49[8]
Expenses including reductions	1.92[7]	1.97	2.02	1.98	2.20	2.45[8]
Net investment loss	(1.60)[7]	(1.70)	(1.50)	(1.47)	(1.84)	(2.03)
Portfolio turnover (%)	43	81	73	110	79[9]	103

1 Six months ended 4-30-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 The fund’s total return includes a reimbursement from the advisor due to an investment violation, which impacted the net realized gain (loss) by $0.03 per share, otherwise the total return would have been lower.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
9 Excludes merger activity.

CLASS C SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$30.51	$22.35	$20.47	$19.40	$14.84	$11.56
Net investment loss[2]	(0.25)	(0.43)	(0.33)	(0.33)	(0.31)	(0.26)
Net realized and unrealized gain (loss)
on investments	(2.36)	8.59	2.51	1.41	4.87	3.54
Total from investment operations	(2.61)	8.16	2.18	1.08	4.56	3.28
Less distributions
From net investment income	—	—	(0.30)	(0.01)	—	—
Net asset value, end of period	$27.90	$30.51	$22.35	$20.47	$19.40	$14.84
Total return (%)[3,4]	(8.55)[5]	36.51	10.84	5.58[6]	30.73	28.37

Ratios and supplemental data

Net assets, end of period (in millions)	$28	$30	$25	$26	$27	$18
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.93[7]	1.97	2.02	1.98	2.17	2.49[8]
Expenses including reductions	1.92[7]	1.96	2.02	1.98	2.17	2.43[8]
Net investment loss	(1.60)[7]	(1.70)	(1.49)	(1.50)	(1.81)	(2.01)
Portfolio turnover (%)	43	81	73	110	79[9]	103

1 Six months ended 4-30-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 The fund’s total return includes a reimbursement from the advisor due to an investment violation, which impacted the net realized gain (loss) by $0.03 per share, otherwise the total return would have been lower.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
9 Excludes merger activity.

See notes to financial statements	Semiannual report | Small Cap Equity Fund	19

CLASS I SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$36.16	$26.29	$24.01	$22.71	$17.16	$13.16
Net investment loss[2]	(0.10)	(0.19)	(0.10)	(0.13)	(0.11)	(0.07)
Net realized and unrealized gain (loss)
on investments	(2.83)	10.13	2.92	1.69	5.66	4.07
Total from investment operations	(2.93)	9.94	2.82	1.56	5.55	4.00
Less distributions
From net investment income	—	(0.07)	(0.54)	(0.26)	—	—
Net asset value, end of period	$33.23	$36.16	$26.29	$24.01	$22.71	$17.16
Total return (%)[3]	(8.10)[4]	37.93	12.08	6.80[5]	32.34	30.40

Ratios and supplemental data

Net assets, end of period (in millions)	$9	$23	$17	$15	$11	$8
Ratios (as a percentage of average
net assets):
Expenses before reductions	0.91[6]	0.91	0.92	0.87	0.90	0.91[7]
Expenses including reductions	0.90[6]	0.91	0.92	0.87	0.90	0.91[7]
Net investment loss	(0.55)[6]	(0.64)	(0.39)	(0.50)	(0.53)	(0.49)
Portfolio turnover (%)	43	81	73	110	79[8]	103

1 Six months ended 4-30-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Not annualized.
5 The fund’s total return includes a reimbursement from the advisor due to an investment violation, which impacted the net realized gain (loss) by $0.03 per share, otherwise the total return would have been lower.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
8 Excludes merger activity.

CLASS R6 SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11[2]

Per share operating performance

Net asset value, beginning of period	$36.21	$26.32	$24.01	$24.06
Net investment loss[3]	(0.10)	(0.17)	(0.08)	(0.03)
Net realized and unrealized gain (loss) on investments	(2.81)	10.14	2.92	(0.02)
Total from investment operations	(2.91)	9.97	2.84	(0.05)
Less distributions
From net investment income	—	(0.08)	(0.53)	—
Net asset value, end of period	$33.30	$36.21	$26.32	$24.01
Total return (%)[4]	(8.04)[5]	38.01	12.19	(0.21)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$2	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.82[7]	0.83	0.85	0.91[7]
Expenses including reductions	0.80[7]	0.82	0.85	0.89[7]
Net investment loss	(0.55)[7]	(0.56)	(0.31)	(0.74)[7]
Portfolio turnover (%)	43	81	73	110[8]

1 Six months ended 4-30-14. Unaudited.
2 The inception date for Class R6 shares is 9-1-11.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 11-1-10 to 10-31-11.

20	Small Cap Equity Fund | Semiannual report	See notes to financial statements

Notes to financial statements

(unaudited)

Note 1 — Organization

John Hancock Small Cap Equity Fund (the fund) is a series of John Hancock Investment Trust II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other fund securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing

Semiannual report | Small Cap Equity Fund	21

securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of April 30, 2014, all investments are categorized as Level 1, except repurchase agreements which are categorized as Level 2, under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCIT, an affiliate of the fund, which has a floating net asset value (NAV) and is registered with the Securities and Exchange Commission as an investment company. JHCIT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCIT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible to and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCIT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities

22	Small Cap Equity Fund | Semiannual report

by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund is shown on the Statement of assets and liabilities as Payable upon return of securities loaned.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended April 30, 2014 were $315. For the six months ended April 30, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of October 31, 2013, the fund had capital loss carryforwards of $98,221,805 available to offset future net realized capital gains. These carryforwards expire as follows: October 31, 2016 — $51,787,933 and October 31, 2017 — $46,433,872.

Semiannual report | Small Cap Equity Fund	23

As of October 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to passive foreign investment companies, wash sale loss deferrals and litigation proceeds.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management contract with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.700% of the first $1,000,000,000 of the fund’s average daily net assets; and (b) 0.685% of the fund’s average daily net assets in excess of $1,000,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

24	Small Cap Equity Fund | Semiannual report

Effective March 1, 2014, for Class B shares, the Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for the fund, including Rule 12b-1 fees and transfer agency fees and service fees, as applicable, to the extent they exceed 1.30% of average annual net assets (on an annualized basis) attributable to Class B shares (the Class Expense Waiver). The Class Expense Waiver expires on February 28, 2014, unless renewed by mutual agreement to the fund and Advisor based upon a determination that this is appropriate under the circumstances at the time.

Effective February 1, 2014, for Class R6 shares, the Advisor has contractually agreed to waive and/or reimburse all class-specific expenses of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets. The agreement expires on February 28, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. This waiver was in effect on a voluntary basis from January 1, 2014 to January 31, 2014.

For the six months ended April 30, 2014 these expense reductions amounted to the following:

CLASS	EXPENSE REDUCTION

Class A	$12,988
Class B	608
Class C	961
Class I	462
Class R6	216
Total	$15,235

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2014 were equivalent to a net annual effective rate of 0.69% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2014 amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund pays up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

CLASS	RULE 12b-1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $128,992 for the six months ended April 30, 2014. Of this amount, $20,227 was retained and used for printing prospectuses, advertising, sales literature and other

Semiannual report | Small Cap Equity Fund	25

purposes, $99,336 was paid as sales commissions to broker-dealers and $9,429 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2014, CDSCs received by the Distributor amounted to $502, $6,216 and $890 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2014 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING &
CLASS	AND SERVICES FEES	AGENT FEE	REGISTRATION FEE	POSTAGE

Class A	$627,849	$283,968	$32,498	$29,138
Class B	98,123	13,308	1,516	1,364
Class C	154,703	20,995	2,408	2,155
Class I	—	9,272	1,144	1,040
Class R6	—	202	168	150
Total	$880,675	$327,745	$37,734	$33,847

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock funds complex.

26	Small Cap Equity Fund | Semiannual report

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2014 and the year ended October 31, 2013 were as follows:

	Six months ended 4-30-14		Year ended 10-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	519,593	$18,199,520	799,901	$23,281,985
Distributions reinvested	—	—	11,748	290,400
Repurchased	(930,361)	(32,379,894)	(2,080,914)	(57,777,201)

Net decrease	(410,768)	($14,180,374)	(1,269,265)	($34,204,816)

Class B shares

Sold	17,416	$550,275	60,715	$1,543,738
Repurchased	(101,098)	(3,138,526)	(288,100)	(7,298,568)

Net decrease	(83,682)	($2,588,251)	(227,385)	($5,754,830)

Class C shares

Sold	95,592	$3,010,981	106,643	$2,841,963
Repurchased	(81,977)	(2,532,228)	(216,676)	(5,362,401)

Net increase (decrease)	13,615	$478,753	(110,033)	($2,520,438)

Class I shares

Sold	133,835	$5,071,709	197,295	$6,217,219
Distributions reinvested	—	—	1,554	40,733
Repurchased	(486,533)	(18,391,245)	(190,976)	(5,527,990)

Net increase (decrease)	(352,698)	($13,319,536)	7,873	$729,962

Class R6 shares

Sold	65,994	$2,423,899	—	—
Repurchased	(7,048)	(271,429)	—	—

Net increase	58,946	$2,152,470	—	—

Total net decrease	(774,587)	($27,456,938)	(1,598,810)	($41,750,122)

Affiliates of the fund owned 7% of shares of beneficial interest for Class R6 on April 30, 2014.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $205,716,692 and $234,793,178, respectively, for the six months ended April 30, 2014.

Semiannual report | Small Cap Equity Fund	27

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
Craig Bromley†	John Hancock Asset Management a division of
Peter S. Burgess*	Manulife Asset Management (US) LLC
William H. Cunningham
Grace K. Fey	Principal distributor
Theron S. Hoffman*	John Hancock Funds, LLC
Deborah C. Jackson
Hassell H. McClellan	Custodian
Gregory A. Russo	State Street Bank and Trust Company
Warren A. Thomson†
Transfer agent
Officers	John Hancock Signature Services, Inc.
Andrew G. Arnott
President	Legal counsel
K&L Gates LLP
John J. Danello#
Senior Vice President, Secretary
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 5-29-14

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

28	Small Cap Equity Fund | Semiannual report

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Small Cap Equity Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	37SA 4/14
MF184476	6/14

John Hancock
Financial Industries Fund

Semiannual report 4/30/14

John Hancock
INVESTMENTS

A look at performance

Total returns for the period ended April 30, 2014

	Average annual total returns (%)			Cumulative total returns (%)
	with maximum sales charge			with maximum sales charge

	1-year	5-year	10-year	6-months	1-year	5-year	10-year

Class A	13.44	16.62	4.10	0.62	13.44	115.69	49.41

Class B	13.43	16.74	4.05	0.47	13.43	116.83	48.72

Class C	17.51	16.97	3.90	4.47	17.51	118.97	46.67

Class NAV[1,2]	19.94	18.41	5.16	6.12	19.94	132.77	65.44

Index 1†	19.65	17.18	–0.16	7.94	19.65	120.96	–1.57

Index 2†	20.44	19.14	7.67	8.36	20.44	140.02	109.32

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. For all classes, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class NAV
Net/Gross (%)	1.51	2.36	2.29	1.03

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index 1 is the S&P 500 Financials Index; Index 2 is the S&P 500 Index.

See the following page for footnotes.

6	Financial Industries Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index 1	Index 2

Class B3	4-30-04	$14,872	$14,872	$9,843	$20,932

Class C3	4-30-04	14,667	14,667	9,843	20,932

Class NAV[1]	4-30-04	16,544	16,544	9,843	20,932

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with a maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04.

S&P 500 Financials Index is an unmanaged index of financial sector stocks in the S&P 500 Index.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 For certain types of investors, as described in the fund’s prospectuses.

2 Class NAV shares were first offered on 7-12-13. Returns prior to this date are those of Class A shares that have been recalculated to reflect the gross fees and expenses of Class NAV shares.

3 The contingent deferred sales charge is not applicable.

Semiannual report | Financial Industries Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

■ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2013, with the same investment held until April 30, 2014.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 11-1-2013	on 4-30-2014	ended 4-30-2014[1]	expense ratio

Class A	$1,000.00	$1,059.00	$6.59	1.29%

Class B	1,000.00	1,054.70	10.70	2.10%

Class C	1,000.00	1,054.70	10.29	2.02%

Class NAV	1,000.00	1,061.20	4.24	0.83%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Financial Industries Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2013, with the same investment held until April 30, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 11-1-2013	on 4-30-2014	ended 4-30-2014[1]	expense ratio

Class A	$1,000.00	$1,018.40	$6.46	1.29%

Class B	1,000.00	1,014.40	10.49	2.10%

Class C	1,000.00	1,014.80	10.09	2.02%

Class NAV	1,000.00	1,020.70	4.16	0.83%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Financial Industries Fund	9

Portfolio summary

Top 10 Holdings (32.0% of Net Assets on 4-30-14)[1,2]

U.S. Bancorp	4.1%	Bank of America Corp.	3.1%

The Blackstone Group LP	3.6%	American Capital, Ltd.	3.0%

JPMorgan Chase & Company	3.3%	Citigroup, Inc.	2.9%

Wells Fargo & Company	3.3%	UniCredit SpA	2.8%

Ameriprise Financial, Inc.	3.1%	Discover Financial Services	2.8%

Sector Composition[1,3]

Banks	53.3%	IT Services	1.5%

Capital Markets	19.1%	Thrifts & Mortgage Finance	1.3%

Insurance	14.4%	Real Estate Management &
		Development	0.4%
Real Estate Investment Trusts	5.6%
		Diversified Financial Services	0.1%
Consumer Finance	2.8%
		Short-Term Investments & Other	1.5%

1 As a percentage of net assets on 4-30-14.

2 Cash and cash equivalents not included.

3 A portfolio concentrated in one sector or that holds a limited number of securities may fluctuate more than a diversified portfolio. Foreign investing has additional risks such as currency and market volatility and political and social instability. The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. Hedging and other strategic transactions may increase volatility and result in losses if not successful. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund’s prospectuses for additional risks.

10	Financial Industries Fund | Semiannual report

Fund’s investments

As of 4-30-14 (unaudited)

	Shares	Value
Common Stocks 95.9%		$833,507,873

(Cost $667,314,431)

Financials 94.4%		820,586,825

Banks 52.8%

1st United Bancorp, Inc.	359,434	2,631,057

Bank of America Corp.	1,760,826	26,658,900

Bank of Marin Bancorp, Class A	20,508	931,268

Barclays PLC, ADR	1,067,924	18,272,180

BB&T Corp.	288,391	10,765,636

Bond Street Holdings LLC, Class A (I)(S)	97,200	1,651,689

CIT Group, Inc.	303,976	13,086,167

Citigroup, Inc.	522,494	25,032,688

East West Bancorp, Inc.	369,740	12,759,727

Fifth Third Bancorp	497,478	10,253,022

Flushing Financial Corp.	225,857	4,340,972

Glacier Bancorp, Inc.	538,596	13,820,373

Independent Bank Corp.	169,595	2,208,127

Independent Bank Corp.	81,521	3,026,060

JPMorgan Chase & Company	517,940	28,994,281

M&T Bank Corp.	18,401	2,245,106

MB Financial, Inc.	116,281	3,120,982

North Valley Bancorp (I)	128,401	2,901,863

Prosperity Bancshares, Inc.	231,320	13,647,880

Regions Financial Corp.	1,245,971	12,634,146

Royal Bank of Scotland Group PLC, ADR (I)	1,076,264	10,934,842

Sandy Spring Bancorp, Inc.	49,025	1,179,051

SpareBank 1 SR-Bank ASA	1,888,000	18,311,873

Square 1 Financial, Inc., Class A (I)	77,502	1,460,913

State Bank Financial Corp.	255,573	4,237,400

Sun Bancorp, Inc. (I)	769,670	2,924,746

SunTrust Banks, Inc.	519,762	19,886,094

SVB Financial Group (I)	187,613	20,016,431

Swedbank AB, Class A	631,154	16,890,888

Talmer Bancorp, Inc. (I)	739,378	9,343,059

Talmer Bancorp, Inc., Class A (I)	440,000	5,560,006

The Community Financial Corp.	80,680	1,723,325

The PNC Financial Services Group, Inc.	220,338	18,517,206

U.S. Bancorp	878,353	35,819,235

UniCredit SpA	2,724,693	24,412,278

See notes to financial statements	Semiannual report | Financial Industries Fund	11

	Shares	Value
Banks (continued)

Union Bankshares Corp.	312,832	$8,005,371

VantageSouth Bancshares, Inc. (I)	392,200	2,287,703

Wells Fargo & Company	570,085	28,299,019

Yadkin Financial Corp. (I)	196,251	3,758,207

Zions Bancorporation	565,683	16,359,552

Capital Markets 17.4%

American Capital, Ltd. (I)	1,754,983	26,307,195

Ameriprise Financial, Inc.	239,658	26,753,023

Apollo Global Management LLC, Class A	518,501	14,066,932

Invesco, Ltd.	513,471	18,079,314

KKR & Company LP	780,452	17,724,065

The Blackstone Group LP	1,045,886	30,885,014

The Carlyle Group LP	546,579	17,534,254

Consumer Finance 2.8%

Discover Financial Services	436,473	24,398,841

Insurance 14.4%

ACE, Ltd.	215,071	22,006,065

American International Group, Inc.	402,212	21,369,524

Assured Guaranty, Ltd.	968,472	23,156,166

CNO Financial Group, Inc.	1,163,826	20,075,999

Hartford Financial Services Group, Inc.	259,092	9,293,630

Lincoln National Corp.	212,684	10,317,301

MetLife, Inc.	157,194	8,229,106

Prudential Financial, Inc.	133,070	10,736,088

Real Estate Investment Trusts 5.6%

CoreSite Realty Corp.	107,931	3,283,261

DiamondRock Hospitality Company	356,318	4,372,022

Essex Property Trust, Inc.	35,339	6,122,835

FelCor Lodging Trust, Inc.	845,413	7,803,162

General Growth Properties, Inc.	314,523	7,224,593

Rexford Industrial Realty, Inc.	56,838	808,236

Simon Property Group, Inc.	112,310	19,452,092

Real Estate Management & Development 0.4%

Eurocastle Investment, Ltd.	393,372	3,411,557

Thrifts & Mortgage Finance 1.0%

First Defiance Financial Corp.	132,626	3,583,555

HomeStreet, Inc.	165,029	2,996,927

United Community Financial Corp. (I)	506,530	1,686,745

Information Technology 1.5%		12,921,048

IT Services 1.5%

Visa, Inc., Class A	63,773	12,921,048

12	Financial Industries Fund | Semiannual report	See notes to financial statements

	Shares	Value
Preferred Securities 0.3%		$2,631,987

(Cost $2,731,250)

Financials 0.3%		2,631,987

Thrifts & Mortgage Finance 0.3%

Flagstar Bancorp, Inc., 9.000%	2,500	2,631,987

Investment Companies 1.7%		$14,963,330

(Cost $6,428,028)

AP Alternative Assets LP (I)	442,674	14,963,330

Warrants 0.6%		$5,349,468

(Cost $4,144,487)

Financials 0.6%		5,349,468

Banks 0.5%

Comerica, Inc. (Expiration Date: 11-14-18; Strike Price: $29.40) (I)	223,341	4,227,845

The PNC Financial Services Group, Inc. (Expiration Date: 13-31-18;
Strike Price: $67.33) (I)	21,789	484,805

Diversified Financial Services 0.1%

Citigroup, Inc. (Expiration Date: 1-4-19; Strike Price: $106.10) (I)	1,027,125	636,818
	Par value	Value

Short-Term Investments 1.4%		$12,364,000

(Cost $12,364,000)

Repurchase Agreement 1.4%		12,364,000

Barclays Tri-Party Repurchase Agreement dated 4-30-14 at 0.040%
to be repurchased at $12,263,014 on 5-1-14, collateralized by
$12,538,800 U.S. Treasury Notes, 2.125% due 1-31-21 (valued at
$12,508,311, including interest)	$12,263,000	12,263,000

Repurchase Agreement with State Street Corp. dated 4-30-14 at
0.000% to be repurchased at $101,000 on 5-1-14, collateralized by $105,000 U.S. Treasury Notes, 1.375% due 12-31-18 (valued at
$104,213, including interest)	101,000	101,000

Total investments (Cost $692,982,196)† 99.9%		$868,816,658

Other assets and liabilities, net 0.1%		$702,597

Total net assets 100.0%		$869,519,255

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

See notes to financial statements	Semiannual report | Financial Industries Fund	13

Notes to Schedule of Investments

ADR American Depositary Receipts

(I) Non-income producing security.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At 4-30-14, the aggregate cost of investment securities for federal income tax purposes was $695,994,487. Net unrealized appreciation aggregated $172,822,171, of which $177,894,452 related to appreciated investment securities and $5,072,281 related to depreciated investment securities.

14	Financial Industries Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-14 (unaudited)

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $692,982,196)	$868,816,658
Cash	692
Foreign currency, at value (Cost $67,908)	68,218
Receivable for investments sold	2,624,080
Receivable for fund shares sold	113,823
Dividends and interest receivable	1,014,808
Other receivables and prepaid expenses	46,926

Total assets	872,685,205

Liabilities

Payable for investments purchased	2,295,529
Payable for fund shares repurchased	636,077
Payable to affiliates
Accounting and legal services fees	28,502
Transfer agent fees	43,907
Distribution and service fees	117,920
Trustees’ fees	920
Other liabilities and accrued expenses	43,095

Total liabilities	3,165,950

Net assets	$869,519,255

Net assets consist of

Paid-in capital	$740,874,934
Undistributed net investment income	3,870,648
Accumulated net realized gain (loss) on investments and foreign
currency transactions	(51,061,730)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	175,835,403

Net assets	$869,519,255

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($334,292,941 ÷ 20,251,337 shares)[1]	$16.51
Class B ($11,125,396 ÷ 730,533 shares)[1]	$15.23
Class C ($39,687,465 ÷ 2,603,598 shares)[1]	$15.24
Class NAV ($484,413,453 ÷ 29,370,058 shares)	$16.49

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$17.38

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Financial Industries Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 4-30-14 (unaudited)

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$10,408,185
Interest	98,461
Securities lending	89,398
Less foreign taxes withheld	(275,951)

Total investment income	10,320,093

Expenses

Investment management fees	3,400,663
Distribution and service fees	749,372
Accounting and legal services fees	91,685
Transfer agent fees	262,395
Trustees’ fees	9,618
State registration fees	25,255
Printing and postage	17,072
Professional fees	47,515
Custodian fees	82,953
Registration and filing fees	30,347
Other	7,945

Total expenses	4,724,820
Less expense reductions	(27,104)

Net expenses	4,697,716

Net investment income	5,622,377

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	10,295,200
Investments in affiliated issuers	(217)
Foreign currency transactions	(17,489)
10,277,494
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	34,830,613
Translation of assets and liabilities in foreign currencies	5,285
34,835,898
Net realized and unrealized gain	45,113,392

Increase in net assets from operations	$50,735,769

16	Financial Industries Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Six months
	ended	Year
	4-30-14	ended
	(Unaudited)	10-31-13
Increase (decrease) in net assets

From operations
Net investment income	$5,622,377	$3,014,717
Net realized gain	10,277,494	10,906,477
Change in net unrealized appreciation (depreciation)	34,835,898	84,027,577

Increase in net assets resulting from operations	50,735,769	97,948,771

Distributions to shareholders
From net investment income
Class A	(1,048,927)	(726,928)
Class NAV	(3,747,263)	—

Total distributions	(4,796,190)	(726,928)

From fund share transactions	(12,395,515)	468,292,979

Total increase	33,544,064	565,514,822

Net assets

Beginning of period	835,975,191	270,460,369

End of period	$869,519,255	$835,975,191

Undistributed net investment income	$3,870,648	$3,044,461

See notes to financial statements	Semiannual report | Financial Industries Fund	17

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$15.64	$11.82	$9.26	$9.79	$9.24	$8.78
Net investment income (loss)[2]	0.09	0.11	0.06	0.06	(0.02)	0.05
Net realized and unrealized gain (loss)
on investments	0.83	3.75	2.62	(0.58)	0.61	0.53
Total from investment operations	0.92	3.86	2.68	(0.52)	0.59	0.58
Less distributions
From net investment income	(0.05)	(0.04)	(0.12)	(0.01)	(0.04)	(0.12)
Net asset value, end of period	$16.51	$15.64	$11.82	$9.26	$9.79	$9.24
Total return (%)[3,4]	5.90[5]	32.71	29.38	(5.28)	6.39	7.02

Ratios and supplemental data

Net assets, end of period (in millions)	$334	$322	$244	$207	$262	$278
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.29[6]	1.35	1.42	1.40	1.49	1.72[7]
Expenses net of fee waivers	1.29[6]	1.35	1.42	1.40	1.49	1.46[7]
Net investment income (loss)	1.08[6]	0.78	0.56	0.60	(0.23)	0.59
Portfolio turnover (%)	13	18	28	50	41	48

1 Six months ended 4-30-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

18	Financial Industries Fund | Semiannual report	See notes to financial statements

CLASS B SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$14.44	$10.97	$8.58	$9.12	$8.64	$8.18
Net investment income (loss)[2]	0.02	—[3]	(0.01)	(0.01)	(0.08)	—[3]
Net realized and unrealized gain (loss)
on investments	0.77	3.47	2.45	(0.53)	0.56	0.50
Total from investment operations	0.79	3.47	2.44	(0.54)	0.48	0.50
Less distributions
From net investment income	—	—	(0.05)	—	—	(0.04)
Net asset value, end of period	$15.23	$14.44	$10.97	$8.58	$9.12	$8.64
Total return (%)[4,5]	5.47[6]	31.63	28.60	(5.92)	5.56	6.23

Ratios and supplemental data

Net assets, end of period (in millions)	$11	$12	$12	$11	$16	$21
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.10[7]	2.11	2.12	2.10	2.19	2.42[8]
Expenses net of fee waivers	2.10[7]	2.10	2.12	2.10	2.19	2.16[8]
Net investment income (loss)	0.26[7]	0.04	(0.14)	(0.09)	(0.91)	(0.06)
Portfolio turnover (%)	13	18	28	50	41	48

1 Six months ended 4-30-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS C SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$14.45	$10.97	$8.58	$9.13	$8.64	$8.17
Net investment income (loss)[2]	0.03	—[3]	(0.01)	(0.01)	(0.09)	(0.01)
Net realized and unrealized gain (loss)
on investments	0.76	3.48	2.45	(0.54)	0.58	0.52
Total from investment operations	0.79	3.48	2.44	(0.55)	0.49	0.51
Less distributions
From net investment income	—	—	(0.05)	—	—	(0.04)
Net asset value, end of period	$15.24	$14.45	$10.97	$8.58	$9.13	$8.64
Total return (%)[4,5]	5.47[6]	31.72	28.60	(6.02)	5.67	6.36

Ratios and supplemental data

Net assets, end of period (in millions)	$40	$33	$15	$10	$12	$15
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.02[7]	2.08	2.12	2.10	2.19	2.41[8]
Expenses net of fee waivers	2.02[7]	2.07	2.12	2.10	2.19	2.16[8]
Net investment income (loss)	0.37[7]	0.03	(0.15)	(0.10)	(0.93)	(0.14)
Portfolio turnover (%)	13	18	28	50	41	48

1 Six months ended 4-30-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Semiannual report | Financial Industries Fund	19

CLASS NAV SHARES Period ended	4-30-14[1]	10-31-13[2]

Per share operating performance

Net asset value, beginning of period	$15.66	$14.79
Net investment income[3]	0.13	0.04
Net realized and unrealized gain on investments	0.82	0.83
Total from investment operations	0.95	0.87
Less distributions
From net investment income	(0.12)	—
Net asset value, end of period	$16.49	$15.66
Total return (%)[4]	6.12[5]	5.88[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$484	$469
Ratios (as a percentage of average net assets):
Expenses before reductions	0.84[6]	0.85[6]
Expenses net of fee waivers	0.83[6]	0.84[6]
Net investment income	1.53[6]	0.84[6]
Portfolio turnover (%)	13	18[7]

1 Six months ended 4-30-14. Unaudited.
2 The inception date for Class NAV shares is 7-12-13.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is shown for the period from 11-1-12 to 10-31-13.

20	Financial Industries Fund | Semiannual report	See notes to financial statements

Notes to financial statements

(unaudited)

Note 1 — Organization

John Hancock Financial Industries Fund (the fund) is a series of John Hancock Investment Trust II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, printing and postage and state registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or

Semiannual report | Financial Industries Fund	21

trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of April 30, 2014, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 4-30-14	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Banks	$458,909,323	$380,451,827	$76,805,807	$1,651,689
Capital Markets	151,349,797	151,349,797	—	—
Consumer Finance	24,398,841	24,398,841	—	—
Insurance	125,183,879	125,183,879	—	—
Real Estate Investment
Trusts	49,066,201	49,066,201	—	—
Real Estate Management
& Development	3,411,557	—	3,411,557	—
Thrifts & Mortgage
Finance	8,267,227	8,267,227	—	—
IT Services	12,921,048	12,921,048	—	—
Preferred Securities	2,631,987	—	2,631,987	—
Investment Companies	14,963,330	—	14,963,330	—
Warrants
Banks	4,712,650	4,712,650	—	—
Diversified Financial
Services	636,818	636,818	—	—
Short-Term Investments	12,364,000	—	12,364,000	—

Total Investments in
Securities	$868,816,658	$756,988,288	$110,176,681	$1,651,689

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

INVESTMENTS IN SECURITIES	COMMON STOCKS	PREFERRED STOCKS	TOTAL

Balance as of 10-31-13	$7,869,508	$1,547,615	$9,417,123
Realized gain (loss)	—	34,405	34,405
Change in unrealized appreciation (depreciation)	(101,799)	—	(101,799)
Purchases	1,753,488	—	1,753,488
Sales	—	(1,582,020)	(1,582,020)
Transfer into Level 3	—	—	—
Transfer out of Level 3	(7,869,508)	—	(7,869,508)
Balance as of 4-30-14	$1,651,689	—	$1,651,689
Change in unrealized at period end*	($101,799)	—	($101,799)

* Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of operations.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement

22	Financial Industries Fund | Semiannual report

plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain if amounts are estimable. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCIT, an affiliate of the fund, which has a floating net asset value (NAV) and is registered with the Securities and Exchange Commission as an investment company. JHCIT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCIT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible to and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCIT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities

Semiannual report | Financial Industries Fund	23

by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement any fund property that is not otherwise segregated or pledged, to the maximum extent permitted law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended April 30, 2014 were $374. For the six months ended April 30, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of October 31, 2013, the fund has a capital loss carryforward of $58,356,662 available to offset future net realized capital gains. These carryforwards expire as follows: October 31, 2016 — $7,926,739 and October 31, 2017 — $50,429,923.

24	Financial Industries Fund | Semiannual report

As of October 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to partnerships, straddle loss deferrals, real estate investment trusts, wash sale loss deferrals, foreign currency transactions, passive foreign investment companies, and litigation proceeds.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: a) 0.800% of the first $500,000,000 of the fund’s average daily net assets; b) 0.750% of the next $500,000,000 of the fund’s average daily net assets; c) 0.735% of the next $1,000,000,000 of the fund’s average daily net assets; and d) 0.725% of the fund’s average daily net assets in excess of $2,000,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock funds complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating

Semiannual report | Financial Industries Fund	25

portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the funds and with the approval of the Board of Trustees.

Effective March 1, 2014, the Advisor has contractually agreed to waive and/or reimburse all class specific expenses for Class B shares of the fund, including Rule 12b-1 fees, transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 1.30% of average annual net assets (on an annualized basis) attributable to Class B shares (the Class Expense Waiver). The Class Expense Waiver expires on February 28, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. If following the Class Expense Waiver to the extent that Expenses of Class B shares exceed 2.15% of average annual net assets (on an annualized basis) attributable to Class B shares, (the Class Expense Limitation), the Advisor voluntarily agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which Expenses of the share class exceed the Class Expense Limitation. Expenses means all fund-level and class-specific operating expenses, excluding taxes, brokerage commissions, interest expense, acquired fund fees and expenses paid indirectly, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business and short dividend expense. This voluntary expense reimbursement will continue in effect until terminated at any time by the Advisor on notice to the fund.

Effective March 1, 2014, to the extent that Expenses of Class C shares exceed 2.15% of average annual net assets (on an annualized basis) attributable to Class C shares (the Class Expense Limitation), the Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which Expenses of the share class exceed the Class Expense Limitation. Expenses means all fund-level and class-specific operating expenses, excluding taxes, brokerage commissions, interest expense, acquired fund fees and expenses paid indirectly, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, and short dividend expense. The Class Expense Limitation expires on February 28, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

For the six months ended April 30, 2014, these expense reductions amounted to the following:

CLASS A	CLASS B	CLASS C	CLASS NAV	TOTAL

$10,507	$369	$1,133	$15,095	$27,104

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2014 were equivalent to a net annual effective rate of 0.77% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2014 amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, and Class C

26	Financial Industries Fund | Semiannual report

shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

CLASS	RULE 12b-1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $271,188 for the six months ended April 30, 2014. Of this amount, $43,335 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $219,120 was paid as sales commissions to broker-dealers and $8,733 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2014, CDSCs received by the Distributor amounted to $149, $8,220 and $1,863 for Class A, Class B, and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2014 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICES FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$507,645	$229,584	$11,476	$15,175
Class B	59,574	8,077	7,052	695
Class C	182,153	24,734	6,727	1,202
Total	$749,372	$262,395	$25,255	$17,072

Semiannual report | Financial Industries Fund	27

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2014 and for the year ended October 31, 2013 were as follows:

	Six months ended 4-30-14		Year ended 10-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,538,984	$25,600,591	3,889,453	$54,803,515
Distributions reinvested	56,141	902,181	51,392	617,218
Repurchased	(1,962,008)	(32,321,355)	(3,968,094)	(55,352,645)

Net decrease	(366,883)	($5,818,583)	(27,249)	$68,088

Class B shares

Sold	9,890	$153,483	142,028	$1,749,923
Repurchased	(116,594)	(1,773,834)	(367,806)	(4,620,228)

Net decrease	(106,704)	($1,620,351)	(225,778)	($2,870,305)

Class C shares

Sold	492,794	$7,618,379	1,405,074	$17,976,706
Repurchased	(146,018)	(2,244,905)	(490,763)	(6,130,482)

Net increase	346,776	$5,373,474	914,311	$11,846,224

Class NAV shares[1]

Sold	858,511	$13,903,401	30,515,915	$468,036,443
Distributions reinvested	233,766	3,747,263	—	—
Repurchased	(1,663,454)	(27,980,719)	(574,680)	(8,787,471)

Net increase (decrease)	(571,177)	($10,330,055)	29,941,235	$459,248,972

Total net increase (decrease)	(697,988)	($12,395,515)	30,602,519	$468,292,979

1 The inception date for Class NAV shares is 7-12-13.

Affiliates of the fund owned 100% of shares of beneficial interest of Class NAV on April 30, 2014.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $129,534,459 and $113,826,364, respectively, for the six months ended April 30, 2014.

Note 7 — Industry or sector risk

The fund generally invests a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s net asset value more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates, regulatory and market impacts.

28	Financial Industries Fund | Semiannual report

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At April 30, 2014, funds within the John Hancock group of funds complex held 55.7% of the fund’s net assets. The following funds had an affiliate ownership of 5% or more of the fund’s net assets:

AFFILIATED
FUND	CONCENTRATION

John Hancock Lifestyle Growth Portfolio	20.6%
John Hancock Lifestyle Balanced Portfolio	16.9%
John Hancock Lifestyle Aggressive Portfolio	8.2%

Semiannual report | Financial Industries Fund	29

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
Craig Bromley†	John Hancock Asset Management a division of
Peter S. Burgess*	Manulife Asset Management (US) LLC
William H. Cunningham
Grace K. Fey	Principal distributor
Theron S. Hoffman*	John Hancock Funds, LLC
Deborah C. Jackson
Hassell H. McClellan	Custodian
Gregory A. Russo	State Street Bank and Trust Company
Warren A. Thomson†
Transfer agent
Officers	John Hancock Signature Services, Inc.
Andrew G. Arnott
President	Legal counsel
K&L Gates LLP
John J. Danello#
Senior Vice President, Secretary
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 5-29-14

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

30	Financial Industries Fund | Semiannual report

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Financial Industries Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	70SA 4/14
MF184479	6/14

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-

year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust II

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President

Date:	June 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
-------------------------------
Andrew Arnott
President

Date:	June 5, 2014

By:	/s/ Charles A. Rizzo
---------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	June 5, 2014